Right-of-Use Assets and Operating Lease Liabilities - Schedule of Maturity Analysis of Undiscounted Non-Cancellable Operating Lease Obligations (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Maturity Analysis of Undiscounted Non-Cancellable Operating Lease Obligations [Abstract]
Year ending June 30, 2026	$ 93,257
Year ending June 30, 2027	31,086
Total undiscounted lease obligations	124,343
Less: imputed interest	(2,582)
Lease liabilities recognized in the unaudited condensed consolidated balance sheet	$ 121,761	$ 167,723